GOODWILL	12 Months Ended
Dec. 31, 2021
GOODWILL [abstract]
Disclosure of goodwill
9.	GOODWILL

RMB’000
Year ended December 31, 2020 and 2021
Opening net book amount	281,255
Additions	—
Impairment	—

Closing net book amount	281,255

Year ended December 31, 2019 and 2020
Opening net book amount	281,255
Additions	—
Impairment	—

Closing net book amount	281,255

On December 31, 2021 and 2020, the outstanding balance of goodwill arose from the excess of a purchase consideration paid by the Company over the aggregate fair values of the identifiable assets, liabilities and contingent liabilities of the Yangcheng Railway Business acquired by the Company in 2007.
On January 1, 2009, the Group integrated the Yangcheng Railway Business with the Group’s railway business in order to improve the operation efficiency. As a result, the management considers that the Yangcheng Railway Business and the Group’s other railway business (collectively the “Combined Railway Transportation Business”) represents the lowest level of CGUs within the Group at which goodwill is monitored for internal management purposes. As a result, the goodwill balance has been allocated to the CGU comprising the Combined Railway Transportation Business.
The recoverable amount of the CGU is determined based on higher of value-in-use
and fair value less costs to sell. These calculations use
pre-tax
cash flow projections based on financial forecasts prepared by management covering a five-year period. Cash flows beyond the five-years period are extrapolated using the estimated growth rates stated below.
Goodwill is allocated to CGU for the purpose of impairment testing, by comparing the carrying amount with the recoverable amount of Combined Railway Transportation Business. If the recoverable amount is lower than the carrying amount, the difference is recognized directly in profit or loss. The allocation is not changed in 2021.
In 2021 and 2020, the Group’s Combined Railway Transportation Business was greatly affected by the
COVID-19
outbreak and the relevant control and prevention measures. Based on the assessment result, there is no need to recognize impairment charges against goodwill.

By taking into consideration of the uncertainly of the development of
COVID-19
outbreak and the relevant control and prevention measures, the Group estimated the growth rate and gross margin based on past experience and its expectations for the market development. The management expect the impact of the
COVID-19
epidemic on the Group’s business would recover in the coming
1-2
years, and the revenue growth rate within the five-year period would reach up to
10
%. Cash flows beyond the five-year period are extrapolated using the estimated growth rates, which doesn’t exceed the long-term average growth rate of the industry. The discount rate used is pre-tax
and reflect specific risks relating to the railway transportation business segment.
As at December 31, 2021, the recoverable amount calculated based on value-in-use
exceeded carrying value of the CGU by RMB3,495 million (2020: RMB3,937 million).
The key assumptions used for
value-in-use
calculations are as follows:

Railroad business	2020	2021
Revenue growth rate (within the five-year period)	8% - 32%	6% - 10%
Long-term growth rate (beyond the five-year period)	3%	3%
Gross margin	3% - 8%	-1% - 7%
Pre-tax discount rate	12%	12%
Even if the long-term growth rate used in the
value-in-use
calculation for the CGU in Combined Railway Transportation Business had been 10% lower than management’s estimates as at December 31, 2021, the Group would not need to recognize impairment charges against goodwill.
Even if the estimated
pre-tax
discount rate applied to the discounted cash flows for the CGU in Combined Railway Transportation Business had been 1% higher than management’s estimates as at December 31, 2021, the Group would not need to recognize impairment charges against goodwill.